Onerous Contract Provisions (Tables)	9 Months Ended
Sep. 30, 2020
Onerous Contracts Provision [Abstract]
Summary of Onerous Contract Provisions
Total
As at December 31, 2019	63
Liabilities Settled	(14)
Change in Assumptions	5
Change in Discount Rate	(5)
Unwinding of Discount on Onerous Contract Provisions	2
As at September 30, 2020	51
Less: Current Portion	18
Long-Term Portion	33